Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2013
Fair Value of Financial Assets

The following table presents the fair value of our financial assets using the fair value hierarchy:

	December 31, 2011
Description	Level 1	Level 2	Level 3	Total
	(in thousands)
Money market funds	$5,000	—	—	$5,000

	December 31, 2012
Description	Level 1	Level 2	Level 3	Total
	(in thousands)
Money market funds	$12,015	—	—	$12,015

	September 30, 2013
Description	Level 1	Level 2	Level 3	Total
	(in thousands)
	(unaudited)
Money market funds	$208,669	—	—	$208,669